Advance from Customers	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Advance from Customers
7.	Advance from Customers

As of December 31, 2019, advance from customers consisted of prepaid rent received from tenants of $67,488 from Nam Tai Inno Park and $154 from the existing factory building located on the site of Nam Tai Inno Valley and Wuxi. For 2018, advance from customers was related to the prepaid rent received from tenants of $255 from the factory building located in Wuxi.